UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (134.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (20.4%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36		$59,593	$68,490
6.00%, with due dates from 4/15/28 to 11/20/38		141,384	159,627
5.50%, 4/20/38		213,834	240,287
5.00%, TBA, 4/1/47		1,000,000	1,075,078
4.50%, with due dates from 9/20/44 to 9/20/45		1,172,031	1,254,575
4.50%, TBA, 4/1/47		1,000,000	1,068,047
4.00%, with due dates from 4/20/45 to 5/20/45		2,294,486	2,487,636
3.50%, with due dates from 1/20/45 to 6/20/45		6,469,746	6,715,251
3.00%, TBA, 4/1/47		1,000,000	1,008,906

			14,077,897
U.S. Government Agency Mortgage Obligations (113.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31		16,510	19,363
7.00%, with due dates from 11/1/26 to 4/1/32		180,349	207,309
5.50%, 12/1/33		25,055	27,949
4.50%, with due dates from 7/1/44 to 8/1/44		232,708	253,778
4.00%, with due dates from 12/1/44 to 9/1/45		1,605,924	1,698,048
3.50%, 10/1/46		982,558	1,013,609
3.00%, 6/1/46		962,950	957,684

Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30		17,931	21,016
7.00%, with due dates from 12/1/28 to 12/1/35		432,650	499,615
6.50%, 9/1/36		11,163	12,780
6.00%, 1/1/38		161,269	183,317
5.50%, 1/1/38		648,388	722,931
5.00%, 2/1/39		18,193	19,944
4.50%, with due dates from 7/1/44 to 5/1/45		361,600	393,048
4.50%, TBA, 4/1/47		3,000,000	3,217,266
4.00%, 3/1/46		491,745	521,749
4.00%, TBA, 4/1/47		3,000,000	3,146,953
3.50%, with due dates from 5/1/45 to 11/1/45		3,592,784	3,700,214
3.50%, TBA, 5/1/47		16,000,000	16,334,374
3.50%, TBA, 4/1/47		20,000,000	20,459,376
3.00%, with due dates from 4/1/43 to 10/1/46		6,369,115	6,344,888
3.00%, TBA, 4/1/47		16,000,000	15,865,000
2.50%, TBA, 4/1/47		3,000,000	2,860,313

			78,480,524

Total U.S. government and agency mortgage obligations (cost $92,683,942)			$92,558,421

U.S. TREASURY OBLIGATIONS (24.0%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6.25%, 8/15/23		$990,000	$1,233,439
4.50%, 8/15/39(SEG)(SEGSF)(SEGCCS)		7,201,000	9,093,513

U.S. Treasury Notes 0.625%, 5/31/17		6,200,000	6,198,111

Total U.S. treasury obligations (cost $15,978,766)			$16,525,063

MORTGAGE-BACKED SECURITIES (31.8%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (31.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.122%, 4/15/37		$36,653	$56,022
IFB Ser. 2979, Class AS, 20.929%, 3/15/34		372	374
IFB Ser. 3072, Class SM, 20.452%, 11/15/35		48,305	69,521
IFB Ser. 3065, Class DC, 17.123%, 3/15/35		262,178	376,944
IFB Ser. 2990, Class LB, 14.614%, 6/15/34		48,849	58,524
IFB Ser. 3232, Class KS, IO, 5.388%, 10/15/36		181,584	24,287
IFB Ser. 4136, Class ES, IO, 5.338%, 11/15/42		417,738	58,274
IFB Ser. 4436, Class SC, IO, 5.238%, 2/15/45		1,631,658	300,715
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		373,289	79,175
Ser. 4018, Class DI, IO, 4.50%, 7/15/41		556,233	81,394
Ser. 4329, Class MI, IO, 4.50%, 6/15/26		587,795	66,798
Ser. 4546, Class PI, IO, 4.00%, 12/15/45		803,965	139,247
Ser. 4530, Class HI, IO, 4.00%, 11/15/45		535,116	93,592
Ser. 4500, Class GI, IO, 4.00%, 8/15/45		694,108	137,794
Ser. 4425, IO, 4.00%, 1/15/45		663,846	128,753
Ser. 4452, Class QI, IO, 4.00%, 11/15/44		521,472	114,463
Ser. 4116, Class MI, IO, 4.00%, 10/1/42		878,435	177,548
Ser. 4019, Class JI, IO, 4.00%, 5/15/41		711,815	108,409
Ser. 3996, Class IK, IO, 4.00%, 3/15/39		725,526	66,701
Ser. 4621, Class QI, IO, 3.50%, 10/15/46		1,046,060	174,525
Ser. 4165, Class AI, IO, 3.50%, 2/15/43		476,971	80,341
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42		795,242	108,381
Ser. 4122, Class AI, IO, 3.50%, 10/15/42		604,798	80,230
Ser. 4199, Class CI, IO, 3.50%, 12/15/37		499,902	42,342
Ser. 304, Class C37, IO, 3.50%, 12/15/27		490,889	49,025
Ser. 4150, Class DI, IO, 3.00%, 1/15/43		598,311	76,285
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		568,762	67,723
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		1,357,661	147,809
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		1,460,096	151,558
Ser. 4171, Class NI, IO, 3.00%, 6/15/42		866,397	92,653
Ser. 4183, Class MI, IO, 3.00%, 2/15/42		463,991	46,167
Ser. 4201, Class JI, IO, 3.00%, 12/15/41		680,889	64,309
Ser. 3939, Class EI, IO, 3.00%, 3/15/26		621,373	39,960
Ser. 315, PO, zero %, 9/15/43		1,147,377	887,039
Ser. 3835, Class FO, PO, zero %, 4/15/41		843,873	718,472
Ser. 3391, PO, zero %, 4/15/37		8,802	7,448
Ser. 3300, PO, zero %, 2/15/37		4,451	3,830
Ser. 3326, Class WF, zero %, 10/15/35		1,314	989

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 34.01%, 7/25/36		29,362	53,127
IFB Ser. 06-8, Class HP, 20.967%, 3/25/36		50,209	79,024
IFB Ser. 07-53, Class SP, 20.601%, 6/25/37		56,567	82,603
IFB Ser. 08-24, Class SP, 19.684%, 2/25/38		256,567	350,434
IFB Ser. 05-122, Class SE, 19.664%, 11/25/35		62,979	84,800
IFB Ser. 05-75, Class GS, 17.305%, 8/25/35		42,462	55,040
IFB Ser. 05-106, Class JC, 17.08%, 12/25/35		63,295	91,852
IFB Ser. 05-83, Class QP, 14.842%, 11/25/34		21,500	26,528
IFB Ser. 11-4, Class CS, 10.937%, 5/25/40		120,434	137,990
IFB Ser. 11-123, Class KS, IO, 5.618%, 10/25/41		134,242	23,739
IFB Ser. 13-103, Class SK, IO, 4.938%, 10/25/43		267,074	57,148
Ser. 15-16, Class MI, IO, 4.50%, 4/25/45		759,344	162,310
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42		1,117,893	201,906
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41		371,552	58,181
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41		423,378	57,675
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27		870,959	104,202
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46		2,936,614	475,467
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43		900,270	126,924
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		294,850	40,106
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42		738,480	139,367
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41		1,149,991	186,282
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		481,953	56,870
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43		1,066,501	119,648
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		440,809	50,913
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42		470,020	49,679
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42		451,506	35,082
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		522,610	44,422
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		790,016	70,477
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		594,100	64,400
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		576,448	40,340
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41		828,901	59,242
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41		498,300	36,127
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		695,198	78,974
FRB Ser. 03-W8, Class 3F2, 1.332%, 5/25/42		5,077	5,079
FRB Ser. 07-95, Class A3, 1.232%, 8/27/36		1,868,618	1,804,715
Ser. 08-53, Class DO, PO, zero %, 7/25/38		51,669	46,792
Ser. 07-44, Class CO, PO, zero %, 5/25/37		15,562	12,868
FRB Ser. 88-12, Class B, zero %, 2/25/18		23	23

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		627,010	148,131
IFB Ser. 11-81, Class SB, IO, 5.777%, 11/16/36		396,722	36,788
IFB Ser. 13-182, Class SP, IO, 5.722%, 12/20/43		544,715	102,325
IFB Ser. 11-156, Class SK, IO, 5.622%, 4/20/38		1,261,450	266,481
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44		1,254,213	269,505
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44		527,828	112,987
Ser. 14-76, IO, 5.00%, 5/20/44		685,815	140,847
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43		497,877	93,705
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		293,146	62,173
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43		222,524	47,687
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		64,019	3,759
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		326,106	68,931
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		1,037,686	220,564
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		812,258	173,368
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43		780,254	152,149
Ser. 12-129, IO, 4.50%, 11/16/42		581,567	130,399
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		1,119,490	226,025
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		324,660	44,527
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		746,430	147,554
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40		446,170	90,662
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		268,192	54,014
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		216,071	43,272
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		215,297	50,771
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39		910,139	199,831
Ser. 11-81, Class PI, IO, 4.50%, 12/20/37		46,332	519
Ser. 16-69, IO, 4.00%, 5/20/46		1,231,280	203,358
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45		746,681	155,228
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45		599,799	131,369
Ser. 15-40, IO, 4.00%, 3/20/45		391,617	83,310
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43		1,271,953	172,210
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		242,881	42,312
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42		689,304	124,913
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		306,011	53,974
Ser. 14-104, IO, 4.00%, 3/20/42		662,606	116,817
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39		379,095	39,761
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39		428,994	51,525
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39		552,052	47,798
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39		841,765	143,438
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46		888,408	115,923
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46		1,607,952	216,004
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46		1,051,757	173,782
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43		587,067	91,888
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43		821,777	133,368
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		366,818	59,021
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		327,876	52,972
Ser. 12-136, IO, 3.50%, 11/20/42		773,003	159,187
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41		373,677	51,601
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41		510,050	60,390
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41		310,897	24,237
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		313,951	43,356
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40		902,182	128,433
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39		370,200	37,060
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39		705,328	47,003
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39		988,663	98,520
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37		867,299	117,630
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40		1,372,659	126,010
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40		419,804	37,440
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29		720,926	71,784
Ser. 17-H03, Class KI, IO, 2.774%, 1/20/67		1,480,219	199,292
Ser. 16-H23, Class NI, IO, 2.591%, 10/20/66		1,998,782	277,431
Ser. 15-H22, Class GI, IO, 2.58%, 9/20/65		1,699,635	225,712
Ser. 16-H13, Class IK, IO, 2.576%, 6/20/66		1,589,509	205,643
Ser. 16-H24, Class JI, IO, 2.496%, 11/20/66		624,753	82,389
Ser. 16-H03, Class AI, IO, 2.371%, 1/20/66		1,829,890	196,713
Ser. 16-H04, Class HI, IO, 2.36%, 7/20/65		963,266	104,900
Ser. 17-H08, Class GI, IO, 2.313%, 2/20/67		1,045,000	142,381
Ser. 16-H06, Class AI, IO, 2.286%, 2/20/66		1,009,609	102,273
Ser. 16-H27, Class GI, IO, 2.273%, 12/20/66		1,587,991	223,113
Ser. 16-H07, Class PI, IO, 2.248%, 3/20/66		2,735,149	357,279
Ser. 15-H25, Class BI, IO, 2.205%, 10/20/65		1,205,810	131,192
FRB Ser. 15-H16, Class XI, IO, 2.202%, 7/20/65		1,011,920	117,180
Ser. 17-H06, Class MI, IO, 2.17%, 2/20/67		1,743,445	221,940
Ser. 15-H20, Class CI, IO, 2.17%, 8/20/65		1,690,986	198,694
Ser. 16-H04, Class KI, IO, 2.122%, 2/20/66		1,978,543	171,886
Ser. 15-H22, Class AI, IO, 2.115%, 9/20/65		1,786,032	190,391
Ser. 15-H13, Class AI, IO, 2.101%, 6/20/65		1,474,812	166,838
Ser. 15-H10, Class HI, IO, 2.098%, 4/20/65		2,814,239	292,962
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66		3,308,573	363,943
Ser. 16-H06, Class HI, IO, 2.058%, 2/20/66		1,282,924	124,059
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65		1,579,946	129,872
Ser. 16-H10, Class AI, IO, 2.014%, 4/20/66		1,585,423	131,114
Ser. 16-H17, Class DI, IO, 2.013%, 7/20/66		1,587,445	188,906
Ser. 14-H21, Class AI, IO, 1.967%, 10/20/64		1,726,767	165,424
Ser. 16-H06, Class DI, IO, 1.917%, 7/20/65		1,608,439	147,333
Ser. 15-H23, Class TI, IO, 1.885%, 9/20/65		1,268,825	131,450
Ser. 16-H18, Class QI, IO, 1.87%, 6/20/66		1,449,384	186,246
Ser. 14-H25, Class BI, IO, 1.676%, 12/20/64		1,274,608	108,979
Ser. 17-H06, Class EI, 1.565%, 2/20/67		848,473	67,688
Ser. 16-H08, Class GI, IO, 1.421%, 4/20/66		1,199,117	74,705
FRB Ser. 11-H07, Class FI, IO, 1.224%, 2/20/61		5,077,011	207,142
Ser. 10-151, Class KO, PO, zero %, 6/16/37		43,871	36,403
Ser. 06-36, Class OD, PO, zero %, 7/16/36		2,400	2,012

			21,920,058

Total mortgage-backed securities (cost $21,507,011)			$21,920,058

ASSET-BACKED SECURITIES (1.0%)(a)
		Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.882%, 2/25/49		$667,000	$667,000

Total asset-backed securities (cost $667,000)			$667,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125	$7,777,600	$13,144

1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54	11,666,400	10,500

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	11,666,400	9,800

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	11,666,400	6,417

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698	11,666,400	2,800

2.265/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.265	5,833,200	2,683

Barclays Bank PLC

2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62	3,888,800	44,060

1.425/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.425	11,666,400	4,317

(2.60)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.60	5,833,200	1,750

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25	7,777,600	72,021

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125	15,555,200	17,111

2.297/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.297	5,833,200	7,991

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34	11,666,400	5,717

2.163/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.163	5,833,200	2,567

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34	11,666,400	12

Credit Suisse International

(2.58)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.58	7,777,600	1,167

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375	11,666,400	3,267

JPMorgan Chase Bank N.A.

2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427	3,888,800	34,921

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498	3,888,800	26,949

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525	3,888,800	10,811

1.426/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.426	11,666,400	3,964

Total purchased swap options outstanding (cost $672,865)			$281,969

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-17/$94.23	$1,000,000	$11,309

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.51	2,000,000	19,108

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.63	2,000,000	17,710

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.76	2,000,000	16,376

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-17/98.95	2,000,000	11,104

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.95	2,000,000	2,914

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.83	2,000,000	2,502

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.71	2,000,000	2,140

Total purchased options outstanding (cost $114,063)			$83,163

SHORT-TERM INVESTMENTS (2.0%)(a)
		Principal amount	Value

Interest in $250,000,000 joint tri-party repurchase agreement dated 3/31/17 with HSBC Bank USA, National Association due 4/3/17 - maturity value of $1,377,090 for an effective yield of 0.780% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 1/20/45 to 10/20/46, valued at $255,001,975)		$1,377,000	$1,377,000

Total short-term investments (cost $1,377,000)			$1,377,000

TOTAL INVESTMENTS

Total investments (cost $133,000,647)(b)			$133,412,674

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	22	$3,533,750	Jun-17	$(25,481)
U.S. Treasury Note 5 yr (Long)	17	2,001,352	Jun-17	(3,081)
U.S. Treasury Note 10 yr (Long)	66	8,221,125	Jun-17	(23,756)

Total				$(52,318)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/17 (premiums $813,233) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.8625/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8625	$5,833,200	$6
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	3,888,800	5,367
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	7,777,600	5,678
2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	3,888,800	5,989
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	7,777,600	9,566
(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993	11,666,400	15,983
Barclays Bank PLC

2.83/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.83	5,833,200	23
2.715/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.715	5,833,200	233
(2.13975)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.13975	11,666,400	350
(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905	3,888,800	19,988
(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40	3,888,800	26,249
(2.435)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.435	5,833,200	37,507
Citibank, N.A.

1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	3,888,800	4
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	3,888,800	4
2.8945/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8945	5,833,200	117
2.7655/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.7655	5,833,200	467
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	15,555,200	15,711
(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206	7,777,600	30,488
Credit Suisse International

2.81/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.81	7,777,600	8
2.695/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.695	7,777,600	78
(2.43)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.43	7,777,600	43,010
Goldman Sachs International

(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	11,666,400	12
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	11,666,400	233
JPMorgan Chase Bank N.A.

(2.06)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.06	11,666,400	2,567
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	3,888,800	4,589
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	3,888,800	7,622
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	910,000	42,885
(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657	3,888,800	60,276

Total			$335,010

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $114,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-17/$94.23	$1,000,000	$21
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.20	2,000,000	12,204
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.32	2,000,000	11,156
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.45	2,000,000	10,172
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.88	2,000,000	7,206
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.01	2,000,000	6,488
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.13	2,000,000	5,826
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-17/98.95	2,000,000	11,884
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.38	2,000,000	1,418
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.26	2,000,000	1,202
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.13	2,000,000	1,016
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.81	2,000,000	656
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.69	2,000,000	550
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.56	2,000,000	462

Total			$70,261

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$1,166,600	$(125,176)	$(2,368)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(4,480)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(5,250)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(10,369)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	15,037
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	7,606
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	(268)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	(3,231)
Goldman Sachs International

(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	350
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(334)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(4,013)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(12,763)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	15,737
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	5,018

Total			$(317,486)	$672

TBA SALE COMMITMENTS OUTSTANDING at 3/31/17 (proceeds receivable $53,009,805) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 4/1/47	$1,000,000	4/12/17	$990,898
Federal National Mortgage Association, 3.50%, 4/1/47	20,000,000	4/12/17	20,459,376
Federal National Mortgage Association, 3.00%, 5/1/47	10,000,000	5/11/17	9,897,656
Federal National Mortgage Association, 3.00%, 4/1/47	16,000,000	4/12/17	15,865,000
Government National Mortgage Association, 4.00%, 4/1/47	1,000,000	4/20/17	1,056,328
Government National Mortgage Association, 3.50%, 4/1/47	5,000,000	4/20/17	5,184,766

Total			$53,454,024

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$20,250,500	(E)	$(7,316)	6/21/19	1.75%	3 month USD-LIBOR-BBA	$(15,741)
	9,973,600	(E)	(7,468)	6/21/22	3 month USD-LIBOR-BBA	2.20%	30,771
	4,094,200	(E)	2,810	6/21/27	2.50%	3 month USD-LIBOR-BBA	(22,987)
	1,466,800	(E)	10,438	6/21/47	3 month USD-LIBOR-BBA	2.70%	19,984
	2,142,000	(E)	(28)	4/4/27	3 month USD-LIBOR-BBA	2.39859%	1,426

	Total		$(1,564)	$13,453
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$215,990	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(1,595)
161,103	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,189)
Barclays Bank PLC
223,374	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,949
193,076	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,486)
46,214	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	471
95,849	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(187)
384,899	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,924
8,680	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(28)
69,758	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	288
9,307	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	81
311,669	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,251)
122,128	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(398)
141,912	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,062
267,320	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,974
11,504	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(102)
368,744	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,581
6,014,657	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53,027
4,889,338	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,690)
Citibank, N.A.
68,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	605
Credit Suisse International
214,559	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,606
184,989	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,366)
191,131	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,430)
24,577	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(218)
131,230	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,153)
95,747	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(842)
95,587	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,103)
410,493	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,030)
313,821	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,317
Goldman Sachs International
243,732	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(795)
188,033	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(613)
578,100	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,129)
236,186	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(770)
479,149	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,688)
479,149	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,688)
348,893	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,762)
131,069	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(662)
101,341	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(462)
931	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2)
239,560	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(468)
477,912	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,413)
17,709	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(89)
47,237	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(239)
53,256	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(174)
267,111	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(871)
320,184	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,465)
354,615	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,730)
405,825	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(792)
378,428	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,913)
274,573	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,055
366,290	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	2,718
308,231	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,276
JPMorgan Chase Bank N.A.
301,878	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,229)
25,411	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(188)
274,347	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,053
JPMorgan Securities LLC
216,622	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,599)
2,204,601	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,967

Total	$—	$24,145

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $68,917,309.
(b)	The aggregate identified cost on a tax basis is $134,251,889, resulting in gross unrealized appreciation and depreciation of $1,485,723 and $2,324,938, respectively, or net unrealized depreciation of $839,215.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $59,663,097 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $90,070 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $75,769 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$667,000	$—
Mortgage-backed securities	—	21,920,058	—
Purchased options outstanding	—	83,163	—
Purchased swap options outstanding	—	281,969	—
U.S. government and agency mortgage obligations	—	92,558,421	—
U.S. treasury obligations	—	16,525,063	—
Short-term investments	—	1,377,000	—

Totals by level	$—	$133,412,674	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(52,318)	$—	$—
Written options outstanding	—	(70,261)	—
Written swap options outstanding	—	(335,010)	—
Forward premium swap option contracts	—	672	—
TBA sale commitments	—	(53,454,024)	—
Interest rate swap contracts	—	15,017	—
Total return swap contracts	—	24,145	—

Totals by level	$(52,318)	$(53,819,461)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$553,073	$605,696

Total	$553,073	$605,696

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$14,000,000
Purchased swap option contracts (contract amount)		$157,600,000
Written TBA commitment option contracts (contract amount)		$24,500,000
Written swap option contracts (contract amount)		$166,300,000
Futures contracts (number of contracts)		100
Centrally cleared interest rate swap contracts (notional)		$44,200,000
OTC total return swap contracts (notional)		$24,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$217,472	$—	$—	$—	$—	$—	$—	$—	$217,472
	OTC Total return swap contracts*#	—	64,357	—	605	3,923	7,049	—	2,053	16,967	—	94,954
	Futures contracts§	—	—	—	—	—	—	—	—	—	24,102	24,102
	Forward premium swap option contracts#	22,643	—	—	—	—	350	—	20,755	—	—	43,748
	Purchased swap options#	45,344	50,127	—	105,419	1,167	3,267	—	76,645	—	—	281,969
	Purchased options#	—	—	—	—	—	—	—	83,163	—	—	83,163
	Repurchase agreements	—	—	—	—	—	—	1,377,000	—	—	—	1,377,000

	Total Assets	$67,987	$114,484	$217,472	$106,024	$5,090	$10,666	$1,377,000	$182,616	$16,967	$24,102	$2,122,408

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	217,110	—	—	—	—	—	—	—	217,110
	OTC Total return swap contracts*#	2,784	28,142	—	—	9,142	26,725	—	2,417	1,599	—	70,809
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	22,467	3,499	—	—	—	334	—	16,776	—	—	43,076
	Written swap options#	42,589	84,350	—	46,791	43,096	245	—	117,939	—	—	335,010
	Written options#	—	—	—	—	—	—	—	70,261	—	—	70,261

	Total Liabilities	$67,840	$115,991	$217,110	$46,791	$52,238	$27,304	$—	$207,393	$1,599	$—	$736,266

	Total Financial and Derivative Net Assets	$147	$(1,507)	$362	$59,233	$(47,148)	$(16,638)	$1,377,000	$(24,777)	$15,368	$24,102	$1,386,142
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$1,377,000	$(24,777)	$—	$—
	Net amount	$147	$(1,507)	$362	$59,233	$(47,148)	$(16,638)	$—	$—	$15,368	$24,102

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017